Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Classes of current inventories [abstract]
Raw materials and consumables	$ 2,106	$ 1,713
Work in progress	3,514	3,827
Finished goods	1,003	710
Total	6,623	6,250
Current	5,220	4,935
Non-current	$ 1,403	$ 1,315